Finance costs and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Summary of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments

For the year ended March 31,

2024

2025

2026

2026

(INR)

(INR)

(INR)

(USD)

Interest expense#

42,051

49,601

57,706

615

Bank charges

745

984

1,475

16

Option premium amortisation

1,900

601

1,093

12

Loss on fair value changes on derivative instruments*

1,493

220

347

4

Loss on account of modification of contractual cash flows

19

—

—

—

Unwinding of discount on provisions

977

773

695

7

Unamortised ancillary borrowing cost written off

321

173

438

5

Total

47,506

52,352

61,754

658